GENERAL (Detail Textuals) (USD $)	0 Months Ended	12 Months Ended
	Aug. 06, 2014	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of segment		2
Price per share (in dollars per share)	$ 25
Proceeds from initial public offering	$ 197,700,000
Offset expense	1,800,000
Proceeds from option exercised	$ 1,500,000	$ 10,151,000	$ 9,746,000	$ 272,000
Ordinary shares excluding shares with liquidation preference | IPO
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Initial public offering ordinary shares issued		8,325,000
Exercise of options - prior to IPO		1,463,051